Accounts receivable, net	12 Months Ended
Dec. 31, 2024
Credit Loss [Abstract]
Accounts receivable, net

Note 7 — Accounts receivable, net

Accounts receivable, net consisted of the following:

	December 31, 2023	December 31, 2024	December 31, 2024
	RMB	RMB	USD
Accounts receivable	14,431,613	27,502,332	3,825,932
Less: allowance for expected credit loss	(4,588,786)	(4,030,967)	(560,760)
Accounts receivable, net	9,842,827	23,471,365	3,265,172

The following table summarizes the changes in allowance for expected credit loss:

	December 31, 2023	December 31, 2024	December 31, 2024
	RMB	RMB	USD
Beginning balance	4,862,941	4,588,786	647,886
Allowance for expected credit loss	-	2,492,478	349,984
write-off	(274,155)	(3,050,297)	(428,310)
Exchange rate difference	-	-	(8,800)
Ending balance	4,588,786	4,030,967	560,760

Allowance for expected credit loss for the years ended December 31, 2023 and 2024 amounted to RMB 4,588,786 and RMB 4,030,967 (USD 560,760), respectively.